Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts. Significant estimates and assumptions with regard to continuing operations include the carrying value of escrow amounts due related to the sales of the business units, the carrying value of short-term investments, contingent consideration recognized, accruals related to performance based compensation plans, deferred taxes and related valuation allowances, and valuation of equity instruments. The significant estimate and assumption related to discontinued operations related principally to the accruals for discontinued operations.  The Company’s management monitors its risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash: The Company maintains its cash with high credit quality financial institutions. At times, cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of December 31, 2012, substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash Equivalents - Deferred Compensation

Restricted Cash Equivalents – Deferred Compensation

Restricted cash equivalents – deferred compensation - included cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s Chief Financial Officer upon the sale of Preparedness Services. The plan participant’s account was comprised of the Company’s contribution to the trust on behalf of the participant. The restricted cash held in the rabbi trust was considered an asset available for sale and was reported at fair value with an offsetting liability included in deferred compensation in the accompanying Consolidated Balance Sheet. The earnings on the investments were recorded in interest income in the accompanying Consolidated Statements of Operations. During the years ended December 31, 2012, 2011 and 2010, earnings on these investments were immaterial. The fair value of the investment of the Deferred Compensation Arrangement was $822 at December 31, 2011. On July 31, 2012, the remaining funds held in the rabbi trust under the Deferred Compensation Arrangement were disbursed to the Company’s Chief Financial Officer (See Note 7 - Deferred Compensation).

Short Term Investment

Short Term Investment

The Company’s short-term investments consist typically of investments in U.S. Treasury Bills with original maturities greater than three months and less than one year. These investments are classified as available-for-sale and are carried at fair value, which approximates amortized cost at December 31, 2012. On December 31, 2012, the Company’s short-term investment consisted of a U.S. Treasury Bill, purchased at a cost of $14,984, and which matures on October 17, 2013. Accretion of discounts on the U.S. Treasury Bills, which was $5 for the year ended December 31, 2012, is included in interest income.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1. Quoted prices in active markets for identical assets or liabilities.

•	Level 2. Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

•	Level 3. Significant unobservable inputs that cannot be corroborated by market data.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the assets that are measured a fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Quoted prices for similar assets or liabilities in active markets (Level 2)	Significant unobservable inputs (Level 3)
At December 31, 2012
Short Term Investment (U.S. Treasury Bill)	$14,984	$14,984	$-	$-

At December 31, 2011
Restricted Cash Equivalents	$822	$822	$-	$-

Operating Expenses

Operating Expenses

Selling and marketing expenses primarily include salaries, stock based compensation, as well as travel and other expenses. General and administrative expenses consist primarily of salaries, bonuses and stock-based compensation, as well as corporate support expenses such as legal and professional fees, investor relations, human resources, facilities, telecommunication support services and information technology.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of such assets and liabilities. The Company establishes a valuation allowance for certain deferred tax assets.

Deferred tax assets pertaining to windfall tax benefits on exercise of non-qualified stock options and the corresponding credit to additional paid-in capital are recorded if the related tax amount either reduces income taxes payable or results in an income tax refund. The Company has elected the “with and without approach” regarding ordering of windfall tax benefits to determine whether the windfall tax benefit did reduce income taxes payable or resulted in an income tax refund in the current year. Under this approach, the windfall tax benefits would be recognized in additional paid-in capital only if an incremental income tax benefit is realized after considering all other income tax benefits presently available to the Company.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2012, December 31, 2011 and December 31, 2010. The tax years ended December 31, 2003 through 2011 remain subject to examination for federal, state, and local income tax purposes by various taxing authorities as of December 31, 2012.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with accounting guidance which requires that such equity instruments are recorded at their fair value on the measurement date, which is typically the date the services are performed.  Stock based compensation for non-employees is reflected within general and administrative expenses.

The Company accounts for equity instruments issued to employees in accordance with accounting guidance which requires that awards are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  The Company recognizes compensation costs over the requisite service period of the award, which is generally the vesting term of the options associated with the underlying employment agreement, where applicable.

Discontinued Operations

Discontinued Operations

Included in “Income from discontinued operations net of tax” in the accompanying consolidated statements of operations, are the results, as applicable, for SafirRosetti, Preparedness Services, Fraud and SIU Services, International Strategies and Bode and the respective gains on their disposals (See Note 5- Discontinued Operations). Liabilities of the discontinued operations have been reclassified and are reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 as “Current liabilities of discontinued operations”.

Net Income (Loss) per Common Share
Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the years presented. Common stock equivalents, consisting of stock options and restricted stock units (“RSUs”) were not included in the calculation of the diluted loss per share because their inclusion would have been anti-dilutive.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2012	2011	2010
Stock Options	200,000	64,998	565,158
Restricted Stock Units	-	-	8,825
Total Potentially Dilutive Securities	200,000	64,998	573,983

Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.